UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR F.I.R.E. Fund

Portfolio of Investments  –  September 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 97.0%
Financial Services – 25.6%
Banks – 10.5%
Bank of America Corp.	10,000	$502,700
Cullen/Frost Bankers, Inc.	3,000	150,360
Fifth Third Bancorp	3,000	101,640
First Commonwealth Financial Corp.	28,000	309,680
First Horizon National Corp.	11,400	303,924
Firstmerit Corp.	12,800	252,928
FNB Corp.	28,500	471,390
KeyCorp	7,000	226,310
National City Corp.	12,400	311,116
Regions Financial Corp.	4,000	117,920
Trustco Bank Corp. NY	23,400	255,762
U.S. Bancorp	1,000	32,530
		3,036,260
Thrifts – 7.2%
Beverly Hills Bancorp, Inc.	58	359
Capitol Federal Financial	9,605	328,491
Flagstar Bancorp, Inc.	25,000	243,250
IndyMac Bancorp, Inc.	5,500	129,855
New York Community Bancorp, Inc.	72,200	1,375,410
		2,077,365
Other Financial Services – 7.9%
American Capital Strategies, Ltd.	2,000	85,460
Centerline Holding Co.	44,200	678,470
Fannie Mae	13,000	790,530
Friedman Billings Ramsey Group, Inc. *	54,000	248,940
MCG Capital Corp.	32,000	460,480
		2,263,880
Total Financial Services (Cost $9,820,428)		7,377,505

Real Estate – 68.8%
Apartments – 6.0%
Apartment Investment & Management Co. *	10,000	451,300
AvalonBay Communities, Inc. *	3,000	354,180
BRE Properties, Inc. *	4,000	223,720
Home Properties, Inc. *	300	15,654
Mid-America Apartment Communities, Inc. *	9,600	478,560
UDR, Inc. *	9,000	218,880
		1,742,294
Diversified – 12.8%
CapLease, Inc. *	15,000	153,750
Colonial Properties Trust *	15,780	541,254
Cousins Properties, Inc. *	6,900	202,584
Franklin Street Properties Corp. *	3,000	51,750
iStar Financial, Inc. *	7,000	237,930
Lexington Corporate Properties Trust *	56,400	1,128,564
Meruelo Maddux Properties, Inc. (a)	3,100	18,321
National Retail Properties, Inc. *	55,350	1,349,433
		3,683,586

See notes to portfolio of investments.

Company	Shares	Value

Common Stocks – continued
Real Estate – continued
Health Care – 13.0%
Care Investment Trust, Inc. *(a)	8,550	$102,600
HCP, Inc. *	16,850	558,914
Health Care REIT, Inc. *	34,904	1,544,153
Healthcare Realty Trust, Inc. *	13,500	359,910
Medical Properties Trust, Inc. *	24,365	324,542
Nationwide Health Properties, Inc. *	26,400	795,432
OMEGA Healthcare Investors, Inc. *	5,000	77,650
		3,763,201
Hospitality – 3.8%
Ashford Hospitality Trust, Inc. *	51,000	512,550
Host Hotels & Resorts, Inc. *	10,000	224,400
LaSalle Hotel Properties *	5,400	227,232
Sunstone Hotel Investors, Inc. *	5,000	128,200
		1,092,382
Industrial – 6.2%
AMB Property Corp. *	3,000	179,430
DCT Industrial Trust, Inc. *	5,200	54,444
First Industrial Realty Trust, Inc. *	40,200	1,562,574
		1,796,448
Manufactured Homes – 2.8%
Sun Communities, Inc. *	27,000	812,160
Mortgage – 8.2%
Abingdon Investment, Ltd. (b)	100,000	883,000
Alesco Financial, Inc. *	142,400	700,608
American Mortgage Acceptance Co. *	7,400	65,638
Anthracite Capital, Inc. *	15,000	136,500
JER Investors Trust, Inc. *	10,000	124,500
Newcastle Investment Corp. *	26,500	466,930
		2,377,176
Office – 7.4%
American Financial Realty Trust *	119,000	957,950
Boston Properties, Inc. *	2,000	207,800
Brookfield Properties Corp.	5,000	124,500
Parkway Properties, Inc. *	300	13,242
SL Green Realty Corp. *	7,000	817,390
		2,120,882
Retail – 7.2%
CBL & Associates Properties, Inc. *	3,000	105,150
Developers Diversified Realty Corp. *	3,000	167,610
Equity One, Inc. *	3,000	81,600
Feldman Mall Properties, Inc. *	5,000	37,800
Glimcher Realty Trust *	59,300	1,393,550
Realty Income Corp. *	200	5,590
Simon Property Group, Inc. *	2,000	200,000
Tanger Factory Outlet Centers, Inc. *	2,000	81,180
		2,072,480
Specialty – 1.0%
Getty Realty Corp. *	4,000	108,800
Resource Capital Corp. *	15,588	175,521
		284,321
Storage – 0.4%
U-Store-It Trust *	8,900	117,480
Total Real Estate (Cost $21,392,087)		19,862,410

See notes to portfolio of investments.

Company	Shares	Value

Common Stocks – continued
Other – 2.6%
Iowa Telecommunication Services, Inc.	37,500	$744,375
Total Other (Cost $631,150)		744,375
Total Common Stocks (Cost $31,843,665)		27,984,290

Preferred Stocks – 61.3%
Real Estate – 58.0%
Apartments – 10.7%
Apartment Investment & Management Co., Series U *	32,500	801,125
Apartment Investment & Management Co., Series V *	27,700	683,359
Apartment Investment & Management Co., Series Y *	65,000	1,608,100
		3,092,584
Diversified – 6.6%
Cousins Properties, Inc., Series B *	20,000	481,600
Digital Realty Trust, Inc., Series A *	20,000	511,200
LBA Realty LLC, Series B *	45,000	902,250
		1,895,050
Health Care – 3.9%
Health Care REIT, Inc., Series F *	26,900	664,968
OMEGA Healthcare Investors Inc., Series D *	19,000	470,440
		1,135,408
Hospitality – 17.9%
Ashford Hospitality Trust, Series D *	32,000	745,600
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	252,000
Entertainment Properties Trust, Series B *	40,000	958,800
Equity Inns, Inc., Series B *	50,000	862,500
FelCor Lodging Trust, Inc., Series C *	64,000	1,520,000
Host Marriott Corp., Series E *	10,000	256,250
Strategic Hotels & Resorts, Inc., Series A *	10,000	241,000
Strategic Hotels & Resorts, Inc., Series B *	13,700	328,252
		5,164,402
Manufactured Homes – 0.5%
Hilltop Holdings, Inc., Series A	6,900	157,113

Mortgage – 4.8%
Anthracite Capital, Inc., Series D *	6,000	120,540
Gramercy Capital Corp., Series A *	20,000	450,200
HomeBanc Corp., Series A *	10,000	5,850
MFA Mortgage Investments, Inc., Series A *	13,800	323,886
RAIT Investment Trust, Series B *	20,300	284,403
Thornburg Mortgage, Inc., Series C *	10,000	189,300
		1,374,179
Office – 2.8%
Alexandria Real Estate Equities, Inc., Series C *	31,600	793,160

Retail – 10.8%
CBL & Associates Properties, Inc., Series D *	10,000	239,400
Glimcher Realty Trust, Series F *	26,500	643,155
Glimcher Realty Trust, Series G *	41,000	964,320
Ramco-Gershenson Properties Trust, Series B *	36,000	900,180
Taubman Centers, Inc., Series G *	15,000	375,000
		3,122,055
Total Real Estate (Cost $18,759,652)		16,733,951

Financial Services – 3.3%
Corts-UNUM Provident Financial Trust	38,000	960,450
Total Financial Services (Cost $982,300)		960,450
Total Preferred Stocks (Cost $19,741,952)		17,694,401

See notes to portfolio of investments.

Company	Shares	Value

Other Investment Companies – 6.8%
Alpine Total Dynamic Dividend Fund	19,960	$392,214
Cohen & Steers Premium Income Realty Fund, Inc.	3,350	71,020
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,000	200,640
Cornerstone Strategic Value Fund, Inc.	20,000	149,200
Eaton Vance Enhanced Equity Income Fund II	13,100	250,996
LMP Real Estate Income Fund, Inc.	12,411	244,993
Neuberger Berman Real Estate Securities Income Fund, Inc.	15,000	231,150
Neuberger Berman Realty Income Fund, Inc.	10,800	224,964
The Zweig Total Return Fund, Inc.	37,750	183,843
Total Other Investment Companies (Cost $2,038,017)		1,949,020

Short-Term Investments – 3.7%
Other Investment Companies – 3.7%
Dreyfus Cash Management, Institutional Shares, 5.18% (c) (Cost $1,062,089)	1,062,089	1,062,089

Total Investments – 168.8% (Cost $54,685,723) (d)		48,689,800

Other assets less liabilities – 0.5%		152,776

Preferred Shares, at liquidation preference – (69.3)%		(20,000,000)

Net Assets applicable to common shareholders – 100%		$28,842,576

Notes to Portfolio of Investments
*	Real Estate Investment Trust, or REIT
(a)	As of September 30, 2007, this security had not paid a distribution.
(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.1% of net assets).
(c)	Rate reflects 7 day yield as of September 30, 2007.
(d)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$54,685,723

Gross unrealized appreciation	$978,328
Gross unrealized depreciation	(6,974,251)
Net unrealized depreciation	$(5,995,923)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, and six months ended June 30, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007